CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (FY) - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Revenue
Revenue	$ 618,698		$ 551,948		$ 1,149,670		$ 943,747		$ 724,743
Costs and expenses
Cost of revenue	569,933	[1]	513,011	[1]	1,054,217	[2],[3]	865,788	[2],[3]	658,638	[2],[3]
General and administrative expenses	52,915	[4]	42,723	[4]	89,887		77,048		44,033
Total costs and expenses	622,848		555,734		1,144,104		942,836		702,671
Income (Loss) from operations	(4,150)		(3,786)		5,566		911		22,072
Other income (expense)
Interest expense	(2,968)		(1,110)		(3,417)		(1,419)		(1,116)
Interest income	126		55		151		127		32
Other income, net	(4,380)		461		289		736		180
Income before income taxes	(11,372)		(4,380)		2,589		355		21,168
Income tax expense (benefit)	0		0		0		460		(783)
Net income (loss)	(11,591)		(4,380)		2,589		(105)		21,951
Other comprehensive loss:
Unrealized losses on marketable securities	88		(84)		(117)		0		0
Other comprehensive gain (loss)	88		(84)		(117)		0		0
Comprehensive income (loss)	(11,503)		(4,464)		2,472		(105)		21,951
Patient Service Revenue, Net [Member]
Revenue
Revenue	613,486		546,895		1,137,932		938,242		714,678
HHS Grant Income [Member]
Revenue
Revenue					0		0		6,841
Other Revenue [Member]
Revenue
Revenue	5,212		5,053		11,738		5,505		3,224
Class A Units [Member]
Other income (expense)
Net income (loss)	$ (11,352)		$ (4,555)		$ 1,179		$ (1,162)		$ 17,145
Earnings (loss) per common unit:
Earnings (loss) per common unit, basic (in dollars per share)	$ (1,469)		$ (590)		$ 153		$ (150)		$ 2,219
Earnings (loss) per common unit, diluted (in dollars per share)	$ (1,469)		$ (590)		$ 153		$ (150)		$ 2,219
Weighted average units outstanding:
Weighted average units outstanding, basic (in units)	7,725		7,725		7,725		7,725		7,725
Weighted average units outstanding, diluted (in units)	7,725		7,725		7,725		7,725		7,725
Class A-1 Units [Member]
Other income (expense)
Net income (loss)	$ (566)		$ 175		$ 1,330		$ 1,057		$ 2,284
Earnings (loss) per common unit:
Earnings (loss) per common unit, basic (in dollars per share)	$ (753)		$ 239		$ 1,821		$ 1,447		$ 3,782
Earnings (loss) per common unit, diluted (in dollars per share)	$ (753)		$ 239		$ 1,821		$ 1,447		$ 3,782
Weighted average units outstanding:
Weighted average units outstanding, basic (in units)	752		730		730		730		604
Weighted average units outstanding, diluted (in units)	752		730		730		730		604
Class C Units [Member]
Other income (expense)
Net income (loss)	$ 327		$ 0

[1]	Includes related party inventory expense of $500,569 and $446,594 for the six months ended June 30, 2023 and 2022, respectively
[2]	Includes related party inventory expense of $922,148, $718,675, and $567,782 for the years ended December 31, 2022, 2021, and 2020, respectively
[3]	Includes related party rent expense of $2,643, $2,319, and $6,845 for the years ended December 31, 2022, 2021 and 2020, respectively
[4]	Includes related party rent of $1,358 and $1,358 for the six months ended June 30, 2023 and 2022, respectively